Calvert
Mortgage Access Fund
June 30, 2024
Schedule of Investments (Unaudited)

Collateralized Mortgage Obligations — 61.9%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$61	$ 51,545
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	246,010
Bellemeade Re Ltd., Series 2022-2, Class M1A, 9.335%, (30-day SOFR Average + 4.00%), 9/27/32(1)(3)	500	507,624
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	68	59,873
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	102	91,011
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	899	819,086
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)	2,000	2,068,449
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	702	694,174
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	80	79,363
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	487,651
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	303	303,719
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(4)	811	827,158
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.789%, 5/25/65(1)(2)	500	502,618
FARM Mortgage Trust:
Series 2021-1, Class B, 3.24%, 7/25/51(1)(2)	747	538,013
Series 2022-1, Class B, 2.946%, 1/25/52(1)(2)	369	261,314
Series 2023-1, Class B, 3.035%, 3/25/52(1)(2)	954	680,654
Series 2024-1, Class B, 5.122%, 10/1/53(1)(2)	987	803,755
Federal Home Loan Mortgage Corp., Series 5327, Class B, 6.00%, 8/25/53	650	665,869
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.95%, (30-day SOFR Average + 7.61%), 9/25/49(1)(3)	250	285,403
Series 2021-HQA1, Class B2, 10.335%, (30-day SOFR Average + 5.00%), 8/25/33(1)(3)	1,250	1,352,304
Series 2022-HQA1, Class M1B, 8.835%, (30-day SOFR Average + 3.50%), 3/25/42(1)(3)	500	526,346
Series 2022-HQA2, Class M1B, 9.335%, (30-day SOFR Average + 4.00%), 7/25/42(1)(3)	500	535,392
Series 2023-HQA2, Class M1B, 8.685%, (30-day SOFR Average + 3.35%), 6/25/43(1)(3)	750	793,153
Federal National Mortgage Association, Series 2023-12, Class LW, 6.00%, 4/25/53	500	512,550
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	215	224,519
Series 2023-R03, Class 2M2, 9.235%, (30-day SOFR Average + 3.90%), 4/25/43(1)(3)	500	536,844
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	83	81,674
Series 2022-NQM4, Class M1, 5.755%, 8/25/67(1)(2)	305	291,461
Security	Principal Amount (000's omitted)	Value
GCAT Trust: (continued)
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	$407	$ 408,027
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(5)	576	88,871
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)(6)	784	10,147
Series 2022-173, Class S, 3.179%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	211	215,454
Series 2022-195, Class AS, 3.393%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	235	246,148
Series 2022-197, Class SW, 3.521%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	196	188,146
Series 2023-13, Class SA, 0.067%, (5.40% - 30-day SOFR Average), 1/20/53(5)(6)	1,354	37,915
Series 2023-19, Class SD, 0.967%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	816	45,115
Series 2023-22, Class ES, 0.967%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	820	44,666
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(5)(6)	1,639	43,975
Series 2023-24, Class SG, 0.967%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	820	44,666
Series 2023-38, Class LS, 0.967%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	822	44,562
Series 2023-47, Class HS, 0.967%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	288	15,597
Series 2023-47, Class SC, 0.917%, (6.25% - 30-day SOFR Average), 3/20/53(5)(6)	411	21,835
Series 2023-65, Class G, 2.996%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	466	471,493
Series 2023-89, Class SE, 0.717%, (6.05% - 30-day SOFR Average), 6/20/53(5)(6)	2,349	127,918
Series 2023-96, Class BL, 6.00%, 7/20/53	650	669,516
Series 2023-96, Class DB, 6.00%, 7/20/53	750	771,451
Series 2023-98, Class BW, 6.00%, 7/20/53	250	257,546
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	1,000	1,028,573
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,057,045
Series 2023-100, Class JL, 6.00%, 7/20/53	500	515,027
Series 2023-102, Class SG, 2.672%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(6)	316	312,531
Series 2023-133, Class S, 5.601%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	649	652,779
Series 2023-149, Class S, 5.451%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	477	491,351
Series 2023-153, Class SM, 6.668%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	466	489,479
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,525,015
Series 2023-165, Class DY, 6.00%, 11/20/53(7)	1,000	1,020,611
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,055,889
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	1,500	1,540,921
Series 2023-182, Class EL, 6.00%, 12/20/53	500	510,306
Series 2024-1, Class GL, 6.00%, 1/20/54	500	513,557
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,027,180
Series 2024-59, Class LG, 6.00%, 4/20/54	2,000	2,105,149
Series 2024-64, Class EI, 6.50%, 4/20/64(5)	1,968	280,521

Calvert
Mortgage Access Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	$130	$ 116,857
PNMAC GMSR Issuer Trust:
2024 Participation, 11.075%, (30-day SOFR Average + 5.75%), 12/24/24(3)	432	432,711
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	300	304,092
Series 2022-GT1, Class A, 9.585%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	507,508
Radnor RE Ltd., Series 2022-1, Class M1A, 9.085%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	331	335,362
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	6	5,851
Total Collateralized Mortgage Obligations (identified cost $34,614,209)		$35,408,895

U.S. Government Agency Mortgage-Backed Securities — 87.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.50%, 8/1/52	$48	$ 45,790
5.50%, 11/1/52	84	83,370
6.00%, 7/1/53	396	399,411
6.50%, with various maturities to 2053	992	1,017,128
7.00%, 6/1/53(7)	496	520,303
Government National Mortgage Association:
5.50%, 30-Year, TBA(8)	7,000	6,946,142
6.00%, 30-Year, TBA(8)	7,400	7,432,955
6.50%, 30-Year, TBA(8)	2,800	2,839,319
4.00%, with various maturities to 2052	886	816,143
4.50%, with various maturities to 2052	386	369,589
5.00%, with various maturities to 2052(7)	7,248	7,081,795
5.50%, with various maturities to 2062(7)	3,032	3,025,250
6.00%, with various maturities to 2054(7)	6,987	7,092,381
6.50%, with various maturities to 2063(7)	7,200	7,380,265
7.00%, with various maturities to 2062(7)	4,611	4,757,903
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $50,257,770)		$49,807,744

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(9)	576,460	$ 576,460
Total Short-Term Investments (identified cost $576,460)		$ 576,460
Total Investments — 149.9% (identified cost $85,448,439)		$85,793,099

TBA Sale Commitments — (9.9)%
U.S. Government Agency Mortgage-Backed Securities — (9.9)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
6.50%, 30-Year, TBA(8)	$(2,800)	$(2,839,319)
6.50%, 30-Year, TBA(8)	(2,800)	(2,836,366)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $5,675,688)		$(5,675,685)
Total TBA Sale Commitments (proceeds $5,675,688)		$(5,675,685)
Other Assets, Less Liabilities — (40.0)%		$(22,890,861)
Net Assets — 100.0%		$57,226,553

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $15,326,810 or 26.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2024.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

Calvert
Mortgage Access Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(8)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	466	Long	9/30/24	$49,665,406	$465,643
U.S. Long Treasury Bond	(38)	Short	9/19/24	(4,495,875)	(110,515)
U.S. Ultra-Long Treasury Bond	(13)	Short	9/19/24	(1,629,469)	(50,624)
					$304,504
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2024, the Fund entered into futures contracts to manage duration.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of June 30, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	4/2/24	On Demand(1)	5.55%	$959,659	$972,974
MUFG Securities Americas, Inc.	4/30/24	On Demand(1)	5.55	2,354,436	2,376,941
MUFG Securities Americas, Inc.	6/18/24	On Demand(1)	5.55	1,957,282	1,961,205
TD Securities (USA), LLC	12/7/23	On Demand(1)	5.53	4,518,915	4,662,606
TD Securities (USA), LLC	12/11/23	On Demand(1)	5.63	1,015,326	1,047,559
TD Securities (USA), LLC	2/5/24	On Demand(1)	5.53	494,748	505,920
TD Securities (USA), LLC	4/12/24	On Demand(1)	5.53	497,293	503,404
Total Investments				$11,797,659	$12,030,609

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At June 30, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. government agency mortgage-backed securities and collateralized mortgage obligations having an aggregate market value of $12,930,774.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2024.

Calvert
Mortgage Access Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $576,460, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,881,424	$15,256,322	$(16,561,286)	$ —	$ —	$576,460	$41,141	576,460

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$35,408,895	$ —	$35,408,895
U.S. Government Agency Mortgage-Backed Securities	—	49,807,744	—	49,807,744
Short-Term Investments	576,460	—	—	576,460
Total Investments	$576,460	$85,216,639	$ —	$85,793,099
Futures Contracts	$465,643	$ —	$ —	$465,643
Total	$1,042,103	$85,216,639	$ —	$86,258,742
Liability Description
TBA Sales Commitments	$ —	$(5,675,685)	$ —	$(5,675,685)
Futures Contracts	(161,139)	—	—	(161,139)
Total	$(161,139)	$(5,675,685)	$ —	$(5,836,824)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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